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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended MARCH 31, 2008
                                              --------------

Check here if Amendment [X]; Amendment Number:  1
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  KENSICO CAPITAL MANAGEMENT CORP
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Address: 55 RAILROAD AVENUE 2ND FLOOR
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         GREENWICH, CT 06830
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Form 13F File Number:  28-10067
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
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Title: CHIEF OPERATING OFFICER
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Phone: (203) 862-5800
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Signature, Place, and Date of Signing:

/s/ JOSEPH SIGNORILE               GREENWICH, CT                 5/15/08
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
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Form 13F Information Table Entry Total:          45
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Form 13F Information Table Value Total:       1,647,669
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                                             (thousands)


List of Other Included Managers:                NONE
                                            -------------

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
          ITEM 1            ITEM 2     ITEM 3      ITEM 4         ITEM 5         ITEM 6           ITEM 7          ITEM 8
-------------------------- -------- ----------- ------------ ---------------- -----------        -------- ----------------------
                                                                                                             VOTING AUTHORITY
                                                                                          SHARED          ----------------------
                           TITLE OF    CUSIP                     SHARES OF    Sole SHARED  OTHER             Sole    Shared None
NAME OF ISSUER               CLASS     NUMBER   FAIR MKT VAL PRINCIPAL AMOUNT  (A)   (B)    (C)  MANAGERS     (A)      (B)   (C)
--------------             -------- ----------- ------------ ---------------- ---- ------ ------ -------- ---------- ------ ----
ALLEGHENY ENERGY INC       COMMON   017361106     29,815,200     590,400      X                  KENP        590,400
ALTRIA GROUP INC           COMMON   02209S103     24,670,039   1,111,263      X                  KENP      1,111,263
AMBAC FINANCIAL GROUP INC  COMMON   023139108     12,214,799   2,124,313      X                  KENP      2,124,313
AMBAC FINANCIAL GROUP INC  COMMON   023139108      2,110,250     367,000 PUT  X                  KENP        367,000
AMERICAN COMMERCIAL LINES  COMMON   025195207      2,161,440     136,800      X                  KENP        136,800
ARBITRON INC               COMMON   03875Q108     19,305,468     447,300      X                  KENP        447,300
ARMSTRONG WORLD INDUSTRIES COMMON   04247X102     61,973,514   1,737,900      X                  KENP      1,737,900
AT&T INC                   COMMON   00206R102     17,870,780     466,600      X                  KENP        466,600
BANKUNITED FINANCIAL CORP- OTC EQ   06652B103        868,734     173,400      X                  KENP        173,400
BERKSHIRE HATHAWAY INC-DEL COMMON   084670108     24,945,800         187      X                  KENP            187
BIG LOTS INC               COMMON   089302103      3,035,030     136,100      X                  KENP        136,100
BROOKLINE BANCORP INC      OTC EQ   11373M107      5,317,536     463,200      X                  KENP        463,200
BURLINGTON NORTHERN SANTA  COMMON   12189T104     11,499,834     124,700      X                  KENP        124,700
CARMAX INC                 COMMON   143130102      8,913,780     459,000      X                  KENP        459,000
CITIGROUP INC              COMMON   172967101     10,026,702     468,100      X                  KENP        468,100
CSX CORP                   COMMON   126408103    193,835,224   3,457,022      X                  KENP      3,457,022
DISH NETWORK CORP CL A     OTC EQ   25470M109     75,734,406   2,636,074      X                  KENP      2,636,074
EAGLE MATERIALS INC        COMMON   26969P108      7,243,170     203,746      X                  KENP        203,746
ECHOSTAR HLDG CORP         OTC EQ   278768106     30,867,610   1,044,943      X                  KENP      1,044,943
FBR CAP MKTS CORP COM      OTC EQ   30247C301     11,656,852   1,726,941      X                  KENP      1,726,941
FISERV INC                 OTC EQ   337738108    105,030,339   2,184,037      X                  KENP      2,184,037
FLOWSERVE CORP             COMMON   34354P105     88,963,074     852,300      X                  KENP        852,300
HLTH CORP                  OTC EQ   40422Y101    167,071,349  17,512,720      X                  KENP     17,512,720
J P MORGAN CHASE & CO      COMMON   46625H100     32,212,500     750,000      X                  KENP        750,000
KRAFT FOODS INC            COMMON   50075N104     16,343,789     527,049      X                  KENP        527,049
LEHMAN BROTHERS HOLDINGS I COMMON   524908100     17,100,567     454,319      X                  KENP        454,319
MARTIN MARIETTA MATERIALS  COMMON   573284106     26,584,968     250,400      X                  KENP        250,400
MASTERCARD INC             COMMON   57636Q104     12,509,739      56,100      X                  KENP         56,100
MAXIM INTERGRATED PRODUCTS OTC EQ   57772K101    148,118,792   7,264,286      X                  KENP      7,264,286
MBIA INC                   COMMON   55262C100      6,653,790     544,500      X                  KENP        544,500
NATIONAL FUEL GAS CO       COMMON   636180101    157,468,955   3,335,500      X                  KENP      3,335,500
NMT MEDICAL INC            OTC EQ   629294109      2,317,775     595,829      X                  KENP        595,829
ORION MARINE GROUP INC     OTC EQ   68628V308      9,378,360     784,800      X                  KENP        784,800
PHI INC                    OTC EQ   69336T106      7,695,943     252,326      X                  KENP        252,326
PHI INC NON-VTG            OTC EQ   69336T205     14,784,596     468,757      X                  KENP        468,757
R R DONNELLEY & SONS CO    COMMON   257867101      3,009,783      99,300      X                  KENP         99,300
SEACOR HOLDINGS INC        COMMON   811904101    165,200,622   1,935,340      X                  KENP      1,935,340
SMART BALANCE INC          OTC EQ   83169Y108      7,228,895     915,050      X                  KENP        915,050
SUN-TIMES MEDIA GROUP INC  COMMON   86688Q100        859,811   1,194,182      X                  KENP      1,194,182
TEKELEC INC                OTC EQ   879101103     83,430,936   6,701,280      X                  KENP      6,701,280
TRONOX INC CL B COM STK    COMMON   897051207      3,093,558     793,220      X                  KENP        793,220
UNITED NATURAL FOODS INC   OTC EQ   911163103      5,068,539     270,900      X                  KENP        270,900
UTS SP ACQ HLDGS INC UNIT  COMMON   78470A203      5,868,000     600,000      X                  KENP        600,000
WTS BOISE INC              COMMON   09746Y113        414,918     373,800      X                  KENP        373,800
WYNDHAM WORLDWIDE CORP     COMMON   98310W108      7,193,745     347,860      X                  KENP        347,860
               VALUE TOTAL          ENTRY TOTAL
             1,647,669,512                   45
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